NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Payable [Abstract]
Debt Disclosure [Text Block]
NOTE 5: NOTES PAYABLE

As of September 30, 2016 and December 31, 2015, the Company has short term and long term notes payable of $24,000 and $5,800, and $24,000 and $1,923,499, respectively as shown in the table below.

Notes and loans payable	September 30, 2016	December 31, 2015
Short Term
Maryland TEDCO	$24,000	$24,000
Total	$24,000	$24,000
Long Term
Convertible Secured Note (net of unamortized discounts of $600,301 in 2015)	-	1,899,699
Maryland TEDCO	$5,800	$23,800
Total	$5,800	$1,923,499

As of December 31, 2012, the Company had an outstanding loan to a third party in the amount of $74,900, which was originally issued during 2006 as part of an Investment Agreement. The loan was unsecured and bore interest at 25% per year for four years. The Company had accrued interest of $74,900, which was included in accounts payable and accrued expenses on the consolidated balance sheets.  The note was in default until October 24, 2011, at which time the Company entered into a Termination and Release Agreement (“Release”) with the third party.  The terms of the Release, among other things, terminated the Investment Agreement between the parties, and required the Company to issue a Promissory Note to the third-party in the combined amount of principal and accrued interest to date, for a total principal amount of $149,800.  The note is interest free, and is payable in monthly installments of $2,000 beginning November 1, 2011.  As of September 30, 2016 and December 31, 2015, the principal amount owing was $29,800 and $47,800, respectively, of which $24,000 and $24,000, respectively, has been recorded as the current portion of the note, and $5,800 and $23,800, respectively, as the long-term portion of the note. The Company has paid $18,000 for the nine months ended September 30, 2016.

On October 9, 2015 (the “Initial Closing Date”), AudioEye, Inc. (the “Company”) entered into a Note and Warrant Purchase Agreement (the “Purchase Agreement”) with certain investors (the “Investors”) for the issuance and sale of convertible promissory notes in an aggregate principal amount of up to $3,750,000 (the “Notes”) and warrants (the “Warrants”) to purchase up to an aggregate of 37,500,000 shares of common stock of the Company (the “Common Stock”) (the “Transaction”). Notes representing up to $2,500,000 in aggregate principal, and Warrants exercisable for up to 25,000,000 shares of Common Stock in the aggregate, may be issued and sold at one or more closings during the 30-day period immediately following the Initial Closing Date. The maximum of $2,500,000 in aggregate principal was sold as of November 8, 2015. In addition, upon the election of any Investor within the three-year period immediately following the Initial Closing Date, any Investor may purchase an additional Note in the principal amount equal to 50% of the principal amount of the Notes purchased by such Investor at previous closings (the “Option Principal Amount”) and an additional Warrant with an aggregate exercise price equal to such Investor’s Option Principal Amount.

The Notes mature three years from the date of issuance (the “Maturity Date”) and, until the Notes are repaid or converted into shares of the Company’s equity securities (“Equity Securities”), accrue payable-in-kind interest at the rate of 10% per annum. As described in the Purchase Agreement, as amended (see below), if the Company sold Equity Securities in a single transaction or series of related transactions for cash of at least $1,000,000 (excluding the conversion of the Notes and excluding the shares of Common Stock to be issued upon exercise of the Warrants) on or before the Maturity Date (the “Equity Financing”), all of the unpaid principal on the Notes plus accrued interest shall be automatically converted at the closing of the Equity Financing into a number of shares of the same class or series of Equity Securities as are issued and sold by the Company in such Equity Financing (or a class or series of Equity Securities identical in all respects to and ranking pari passu with the class or series of Equity Securities issued and sold in such Equity Financing) as is determined by dividing (i) the principal and accrued and unpaid interest amount of the Notes by (ii) 60% of the price per share at which such Equity Securities are issued and sold in such Equity Financing. The Notes, if not converted, shall be due and payable in full on the Maturity Date.

The Notes contained customary events of default provisions. In connection with the issuance of the Notes, on October 9, 2015, the Company entered into a Security Agreement with the Investors (the “Security Agreement”) pursuant to which the Company granted a security interest in all of its assets to the Investors as collateral for the Company’s obligations under the Notes. As noted below, on April 18, 2016, the parties agreed to remove the security interest feature from the form of convertible promissory note that may be issued in the future under the Original Agreement.

The Warrants are exercisable at $0.10 per share and expire 60 months following the date of issuance. The Warrants are subject to anti-dilution protection, subject to certain customary exceptions.

During 2015, the Company issued notes under this offering totaling $2,500,000. The fair value of the warrants issued in connection with the notes was determined to be $627,293 and was recognized as a discount to the debt being amortized to interest expense over the life of the loans. During three and nine months ended September 30, 2016, aggregate amortization (and write-off) of $-0- and $600,301 was recognized against the discount.

In connection with the transaction, the Company also entered into amendments to certain agreements. On April 18, 2016, the Company entered into a First Amendment to Note and Warrant Purchase Agreement (the “Purchase Agreement Amendment”) and an Omnibus Amendment to Secured Promissory Notes (the “Note Amendment”), which collectively amend that certain Note and Warrant Purchase Agreement dated as of October 9, 2015 (the “Original Agreement”) and the convertible promissory notes previously issued thereunder to, among other things (i) remove the right of Anthion Partners II, LLC (together with its affiliates, “Anthion”) to designate a member of the Board of Directors of the Company; (ii) amend the convertible promissory notes issued thereunder to provide that if a change of control of the Company occurs prior to the maturity date or an equity financing (as defined therein), the convertible promissory note shall be repaid in an amount equal to the product of (a) 1.4 and (b) the outstanding principal amount and all accrued and unpaid interest thereunder; (iii) reduce the conversion threshold in the definition of “qualified financing” under the convertible promissory notes from $2,000,000 to $1,000,000; (iv) remove the security interest feature from the form of convertible promissory note that may be issued in the future under the Original Agreement, as amended, and (v) provide for optional conversion into warrants containing “blocker” provisions (“Special Warrants”) instead of shares upon an equity financing. The Company also made certain amendments to outstanding warrants to add similar “blocker” provisions.

On April 18, 2016, the Company issued an aggregate of 12,834,800 shares of its common stock to the Note holders other than Anthion, and 18,353,310 warrants to acquire its common stock to Anthion in lieu of common stock. Collectively the common stock and warrants issued were in full settlement of $2,500,000 convertible notes and accrued interest of $119,801. The warrants issued to Anthion are exercisable at $0.001 per share for five years from the date of issuance.

At the date of conversion, the Company determined that the conversion price of $0.84 per share did not exceed the fair value of Common Stock at note inception, therefore there was no beneficial conversion feature upon conversion of $1,025,000 of convertible notes and accrued interest. However, the Company determined that the estimated fair value of the 18,353,310 warrants of $3,205,959 exceeded the settlement of $1,541,678 of convertible notes and accrued interest and accordingly recorded a loss of settlement of debt of $1,664,281 for the nine months ended September 30, 2016. The Company used the Black-Scholes Option Pricing model to estimate the fair value of the warrants at the date of conversion using the following assumptions: the price of the Company stock of $0.175, volatility was estimated to be 178%, the risk free rate of 1.24% and the remaining term was 5 years.

NOTE 7: NOTES PAYABLE

As at December 31, 2015 and 2014, the Company has current and long term notes payable of $24,000 and $1,923,499, and $24,000 and $51,800, respectively as shown in the table below.

Notes and loans payable	December 31, 2015	December 31, 2014
Short Term
Maryland TEDCO	$24,000	$24,000
Total	$24,000	$24,000
Long Term
Convertible Secured Note (net of unamortized discounts of $600,301 and $0)	1,899,699	-
Maryland TEDCO	$23,800	$51,800
Total	$1,923,499	$51,800

As of December 31, 2012, the Company had an outstanding loan to a third party in the amount of $74,900, which was originally issued during 2006 as part of an Investment Agreement.  The loan was unsecured and bore interest at 25% per year for four years. The Company had accrued interest of $74,900, which was included in accounts payable and accrued expenses on the consolidated balance sheets.  The note was in default until October 24, 2011, at which time the Company entered into a Termination and Release Agreement (“Release”) with the third party.  The terms of the Release, among other things, terminated the Investment Agreement between the parties, and required the Company to issue a Promissory Note to the third-party in the combined amount of principal and accrued interest to date, for a total principal amount of $149,800.  The note is interest free, and is payable in monthly installments of $2,000 beginning November 1, 2011.  As of December 31, 2015 and 2014, the principal amount owing was $47,800 and $75,800, respectively, of which $24,000 and $24,000, respectively, has been recorded as the current portion of the note, and $23,800 and $51,800, respectively, as the long-term portion of the note. The Company has paid $28,000 and $28,000 in monthly installments for the year ended December 31, 2015 and 2014, respectively.

On August 3, 2013, the Company borrowed $150,000 with a coupon rate of 10%, due on September 10, 2013 with a warrant to purchase 20,000 common shares, vesting immediately with a strike price of $0.50. The 20,000 common share warrant was valued at $6,930 on August 3, 2013 using a closing price that day of $0.47, a strike price of $0.50, term of 5 years, volatility of 100%, dividends of 0%, and a discount rate of 1.36%. The value of the warrant of $6,930 is reflected as a discount to the note for a net amount of $143,070. For the period ended December 31, 2013, interest was accrued in the amount of $2,384 and $5,755 was recognized as amortization expense. As of December 31, 2013, the note has a balance of $148,845, net of discount of $1,155, such discount amortized in 2014.  As of December 31, 2014, the note has a balance of $-0-.

On October 9, 2015 (the “Initial Closing Date”), AudioEye, Inc. (the “Company”) entered into a Note and Warrant Purchase Agreement (the “Purchase Agreement”) with certain investors (the “Investors”) for the issuance and sale of convertible promissory notes in an aggregate principal amount of up to $3,750,000 (the “Notes”) and warrants (the “Warrants”) to purchase up to an aggregate of 37,500,000 shares of common stock of the Company (the “Common Stock”) (the “Transaction”). Notes representing up to $2,500,000 in aggregate principal, and Warrants exercisable for up to 25,000,000 shares of Common Stock in the aggregate, may be issued and sold at one or more closings during the 30-day period immediately following the Initial Closing Date. The maximum of $2,500,000 in aggregate principal was sold as of November 8, 2015. In addition, upon the election of any Investor within the three-year period immediately following the Initial Closing Date, any Investor may purchase an additional Note in the principal amount equal to 50% of the principal amount of the Notes purchased by such Investor at previous closings (the “Option Principal Amount”) and an additional Warrant with an aggregate exercise price equal to such Investor’s Option Principal Amount. The Notes mature three years from the date of issuance (the “Maturity Date”) and, until the Notes are repaid or converted into shares of the Company’s equity securities (“Equity Securities”), accrue payable-in-kind interest at the rate of 10% per annum.

If the Company sells Equity Securities in a single transaction or series of related transactions for cash of at least $2,000,000 (excluding the conversion of the Notes and excluding the shares of Common Stock to be issued upon exercise of the Warrants) on or before the Maturity Date (the “Equity Financing”), all of the unpaid principal on the Notes plus accrued interest shall be automatically converted at the closing of the Equity Financing into a number of shares of the same class or series of Equity Securities as are issued and sold by the Company in such Equity Financing (or a class or series of Equity Securities identical in all respects to and ranking pari passu with the class or series of Equity Securities issued and sold in such Equity Financing) as is determined by dividing (i) the principal and accrued and unpaid interest amount of the Notes by (ii) 60% of the price per share at which such Equity Securities are issued and sold in such Equity Financing. The Notes, if not converted, shall be due and payable in full on the Maturity Date. The Notes contain customary events of default provisions. In connection with the issuance of the Notes, on October 9, 2015, the Company entered into a Security Agreement with the Investors (the “Security Agreement”) pursuant to which the Company granted a security interest in all of its assets to the Investors as collateral for the Company’s obligations under the Notes. The Warrants are exercisable at $0.10 per share and expire 60 months following the date of issuance. The Warrants are subject to anti-dilution protection, subject to certain customary exceptions.

During 2015, the Company issued notes under this offering totaling $2,500,000. The fair value of the warrants issued in connection with the notes was determined to be $627,293 (see Note 2) and was recognized as a discount to the debt being amortized to interest expense over the life of the loans. During 2015, aggregate amortization of $26,992 was recognized against the discount.